Inventories - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Raw materials and supplies	$ 911	$ 800
Work-in-process	260	229
Finished goods	283	253
Tooling and engineering	1,058	763
Inventory, net, total	$ 2,512	$ 2,045